Employee Retirement plans (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Defined Benefit Plan, Expected Future Benefit Payments, 12/31/2013	$ 0
Defined Benefit Plan, Expected Future Benefit Payments, 12/31/2014	60,711
Defined Benefit Plan, Expected Future Benefit Payments, 12/31/2015	202,173
Defined Benefit Plan, Expected Future Benefit Payments, 12/31/2016	234,059
Defined Benefit Plan, Expected Future Benefit Payments, 12/31/2017	0
Defined Benefit Plan, Expected Future Benefit Payments, Next 5 Years	$ 530,305